Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Pension assets (See Note 21)	$ 8,639	$ 7,916
Uncertain tax positions (See Note 10)	5,803	6,931
Debt issuance costs (See Note 20)	4,305	4,267
Supplemental retirement income program (See Notes 21 and 24)	2,114	2,269
Other	2,969	2,946
Total other non -current assets	27,739	30,959
Houghton
Business Acquisition [Line Items]
Indemnification assets	$ 3,909	$ 6,630